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       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 25, 1997
                                            Registration Nos. 33-34827, 811-5626
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 2
                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 48

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                              1001 Jefferson Street
                              Wilmington, DE  19801
                                  302-576-3400
         (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Susan Krawczyk, Esq.
1001 Jefferson Street, Suite 400            Sutherland, Asbill & Brennan, L.L.P.
Wilmington, DE  19801                       1275 Pennsylvania Avenue, N.W.
(NAME AND ADDRESS OF AGENT FOR SERVICE      Washington, D.C. 20004-2404
  OF PROCESS)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
          [X]  immediately upon filing pursuant to paragraph (b)
          [ ]  on  _________  pursuant to paragraph (b)
          [ ]  60 days after filing pursuant to paragraph (a)(i)
          [ ]  on  _________  pursuant to paragraph (a)(i)
          [ ]  75 days after filing pursuant to paragraph (a)(ii)
          [ ]  on  _________  pursuant to paragraph (a)(ii) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
          [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                       DECLARATION PURSUANT TO RULE 24F-2
The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the year ended December 31, 1996 was filed on February 28, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of the Separate Account B filed May 3, 1993 (File No.s 33-34827, 811-5626), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Item 32: Undertakings:

Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Golden American Life Insurance Company.

In addition, the Powers of Attorney of Terry L. Kendall, Paul E. Larson,
Fred S. Hubbell, Lawrence V. Durland, Thomas L. May, John A. Merriman,
Beth B. Neppl, Paul R. Schlaack and Jerome L. Sychowski are attached.
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                            SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Wilmington, and State of Delaware, on the 25th day of July, 1997.

                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Terry L. Kendall*
                                     President and
                                     Chief Executive Officer
Attest:  /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
              and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 25, 1997.

Signature                          Title

                              President, Director
--------------------          and Chief  Executive
Terry L. Kendall*             Officer of Depositor


                              Executive Vice President,
--------------------            Director, Chief Financial
Paul E. Larson*               Officer and Assistant Secretary


                     DIRECTORS OF DEPOSITOR

----------------------         -----------------------
Fred S. Hubbell*               Lawrence V. Durland*


----------------------         -----------------------
Thomas L. May*                 John A. Merriman*


----------------------         -----------------------
Beth B. Neppl*                 Paul R. Schlaack*


----------------------
Jerome L. Sychowski

       By:  /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

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